SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of preparation	Basis of preparation The combined and consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”).
Principles of combination and consolidation

Principles of combination and consolidation

Prior to the Reorganization, the combined financial statements include the financial statements of the Transferred Entities since the date of incorporation, and were prepared on a combined basis. Following the Reorganization, the consolidated financial statements include the accounts of Yintech and its subsidiaries, VIEs and VIEs’ subsidiaries, in which the Company is the ultimate primary beneficiary. All significant intercompany balances and transactions have been eliminated upon combination and consolidation.

To comply with PRC legal restrictions on foreign ownership of companies that operates securities investment advisory, asset management and other restricted services, the Group operates these regulated business in China through certain PRC domestic companies, namely Ran Yu, Bei Xun and Hong Feng (collectively, the “VIEs” and each a “VIE”), whose equity interests are held by their nominee shareholders. The registered capital of these VIEs are funded by the Company through its wholly owned subsidiary, namely Xie Luo, and recorded as interest-free loans to these nominee shareholders. These loans were eliminated with the capital of the VIEs during consolidation. The Company began to consolidate Ran Yu, Bei Xun and Hong Feng as VIEs in January, January and October 2017, respectively.

Under various contractual agreements, nominee shareholders of the VIEs are required to transfer their ownership in these entities to Xie Luo when permitted by PRC laws and regulations or to designees of Xie Luo at any time for the amount of loans outstanding. All voting rights of the VIEs are assigned to Xie Luo and Xie Luo has the right to appoint all directors and senior management personnel of the VIEs. The Company has also entered into exclusive service agreements with the VIEs, under which Xie Luo provides business consulting and other services to the VIEs with service fee equivalent to 100% of the VIEs’ net profits. In addition, nominee shareholders of the VIEs have pledged their shares in the VIEs as collateral for the non-payment of loans or for the technical and other services fees due to Xie Luo.

The principal terms of the agreements entered into amongst the VIEs, their respective shareholders and Xie Luo are further described below.

Loan Agreement.  Pursuant to the Loan Agreement, Xie Luo agrees to lend interest free loans to nominee shareholders and the VIEs with sole purpose for payment of paid-in capital of the VIEs and their daily operation, respectively. The amount of loan depends on the written loan granting notice. Pursuant to the Loan Agreement, the term of loans is 10 years, nominee shareholders and the VIEs should repay the loan, and any other payables by means that is acceptable to Xie Luo on expiry date. These loans were eliminated with the capital and payables of the VIEs during consolidation.

Exclusive Services Agreement.  Pursuant to the Exclusive Services Agreement, Xie Luo has the exclusive right to provide business consulting services, including marketing, operation, business management, training and other customized services, to the VIEs. Without Xie Luo’s prior written consent, the VIEs agree not to accept the same or any similar services provided by any third party. The VIEs agree to pay service fees on a yearly basis or at any other time when Xie Luo considers it is necessary and at an amount equivalent to 100% of The VIEs’ net profits as confirmed by Xie Luo. Pursuant to the Exclusive Services Agreement, Xie Luo agrees to absorb all the profits and losses of the VIEs, and will provide financial support when the VIEs come across operation loss or serious business difficulties. The term of this agreement is 10 years, and the agreement will be automatically extended upon the expiry.

Exclusive Purchase Option Agreement. Pursuant to the Exclusive Purchase Option Agreement, the nominee shareholders of the VIEs have irrevocably granted Xie Luo an exclusive option to purchase, or have its designated person(s) to purchase, at its discretion, to the extent permitted under PRC law, all or part of such shareholders’ equity interests in the VIEs. The purchase price should equal to the minimum price required by PRC law or such other price as may be agreed by the parties in writing. Without Xie Luo’s prior written consent, the nominee shareholders of the VIEs have agreed that the VIEs shall not amend the articles of association, increase or decrease the registered capital, sell or otherwise dispose of their assets or beneficial interest, provide any loans, or distribute dividends to the shareholders, and the shareholders shall not offer to sell, transfer, gift, pledge, or otherwise dispose all or part of their equity interests in the VIEs. These agreements will remain effective until all equity interests of the VIEs have been transferred or assigned to Xie Luo or its designated person(s).

Powers of Attorney.  Pursuant to the Powers of Attorney, each nominee shareholder of the VIEs has irrevocably entrust all their rights to Xie Luo or its designated person(s). All shareholder rights, including, but not limited to, voting on all matters of the VIEs, signing on all documents of the VIEs that require shareholder approval, appointing directors, executive officers and major financial personnel, deciding to carry out liquidation of the VIEs, keeping the company seal, financial seal and other materials, items or information which can control the VIEs’ daily operation and disposing of all or part of the shareholder’s equity interest in the VIEs. Xie Luo is also entitled to appoint and change the entrustee to act as exclusive attorney in fact of the shareholders of the VIEs with prior notice to such shareholders. Pursuant to the Powers of Attorney, Xie Luo has rights to know the key information of the VIEs, including but not limited to, operating status, clients’ information, employee data and financial information. The power of attorney will remain in force until the nominee shareholders have transferred all of their equity interest to Xie Luo or its designated person(s), or Xie Luo provides written consent to terminate the powers of attorney.

Equity Interest Pledge Agreement.  Pursuant to the Equity Interest Pledge Agreement, nominee shareholders of the VIEs have pledged all of their equity interest in the VIEs to Xie Luo to guarantee the fulfillment of obligations under the contractual agreements, which include the Loan Agreement, the Powers of Attorney, Exclusive Option Agreement, Exclusive Service Agreement, Intellectual Property License and Transfer Agreement, and Equity Interest Pledge Agreement. If any of contractual obligations are breached under these agreements, Xie Luo, as pledgee, will be entitled the rights to dispose all or part of the pledged equity interests of any nominee shareholders, even the one does not breach the contractual obligations. The prior rights are given to compensate the service fee, compensation of breaching contracts (if any), interest, compensatory payment, etc, from the proceeds of pledged equity interest disposal. Each of the shareholders of the VIEs agrees that, during the term of the equity interest pledge agreements, he or she will not dispose of the pledged equity interests or create or allow creation of any encumbrance on the pledged equity interests without the prior written consent of Xie Luo. The Equity Interest Pledge Agreements remain effective until all the contractual arrangements are terminated, the VIEs and the shareholders discharge all their obligations under the contractual arrangements, or Xie Luo obtains all of equity interests of the VIEs under the terms of Exclusive Option Agreement .

Intellectual Property License and Transfer Agreement.  Pursuant to the Intellectual Property License and Transfer Agreement, the VIEs have irrevocably granted Xie Luo an exclusive right to acquire any or all of the intellectual property rights owned by the VIEs. Before acquiring intellectual property of the VIEs, Xie Luo has an exclusive license to use for free any or all of the intellectual property rights owned by the VIEs from time to time. Without Xie Luo’s prior written consent, the VIEs agree not to transfer or license any intellectual property rights to any third parties. In addition, the VIEs has granted Xie Luo the right to purchase any or all of the intellectual property rights of the VIEs at the lowest price permitted under PRC law.

The Company believes that the contractual arrangements among its wholly owned subsidiary, the VIEs and its shareholders are in compliance with the current PRC laws and legally enforceable. However, uncertainties in the interpretation and enforcement of the PRC laws, regulations and policies could limit the Company’s ability to enforce these contractual arrangements. As a result, the Company may be unable to consolidate the VIEs and its subsidiary in the combined and consolidated financial statements. The Company’s ability to control its VIEs also depends on the authorization by the shareholders of the VIEs to exercise voting rights on all matters requiring shareholders’ approval in the VIEs. The Company believes that the agreements on authorization to exercise shareholder’s voting power are legally enforceable. In addition, if the legal structure and contractual arrangements with its VIEs were found to be in violation of any future PRC laws and regulations, the Company may be subject to fines or other actions. The Company believes the possibility that it will no longer be able to control and consolidate its VIEs will occur as a result of the aforementioned risks and uncertainties is remote.

The following table sets forth the assets, liabilities, results of operations and changes in cash and cash equivalents of the VIEs and their subsidiaries taken as a whole, which were included in the Company’s consolidated balance sheets and statements of comprehensive income (loss) with intercompany transactions eliminated:

	Year ended December 31,
	2016	2017	2017
	RMB	RMB	(Note2)USD
			Unaudited
Total assets	—	258,466	39,725
Total liabilities	—	28,431	4,370

	Year ended December 31,
	2016	2017	2017
	RMB	RMB	(Note2)USD
			Unaudited
Net Revenues	—	47,161	7,249
Net Expenses	—	(75,115)	(11,545)

	Year ended December 31,
	2016	2017	2017
	RMB	RMB	(Note2)USD
			Unaudited
Cash flows from operating activities	—	101,213	15,556
Cash flows from investing activities	—	(119,220)	(18,324)
Cash flows from financing activities	—	31,015	4,767
Net increase in cash	—	13,008	1,999

The Company began to consolidate Ran Yu, Bei Xun and Hong Feng as VIEs in January, January and October, 2017, respectively. As of December 31, 2017, the total assets for the consolidated VIEs were RMB 258.47 million, which mainly comprised of RMB 57.39 million in cash and short-term investments, and RMB 201.08 million in the remaining balances include accounts receivable, other assets, intangible assets, equipment and leasehold improvement, deferred tax assets and goodwill. As of December 31, 2017, total liabilities for the consolidated VIEs were RMB 28.43 million, which mainly included RMB 16.7 million in accounts payable, other liabilities and accrued employee benefits, RMB 5.52 million in income taxes payable, and RMB 6.21 million in deferred revenues.

Under the contractual arrangements with the VIEs, the Company through its wholly owned subsidiary, Xie Luo, has the power to direct activities of the VIEs and can have assets transferred freely out of the VIEs without restrictions. Therefore, the Company considers that there is no asset of VIEs that can only be used to settle obligations of the respective VIEs, except for registered capital and PRC statutory reserves of VIEs.

Since the VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company or Xie Luo.

Currency translation for financial statements presentation

Currency translation for financial statements presentation

The accompanying combined and consolidated financial statements are reported in Renminbi (“RMB”).

Yintech’s functional currency is USD, and the reporting currency is RMB. Yintech’s subsidiaries determine their functional currencies based on the criteria of FASB ASC 830, Foreign Currency Matters. The combined and consolidated financial statements are translated into RMB using the exchange rate at the balance sheet date for assets and liabilities, and the average exchange rate in the period for revenues, expenses, gains and losses. Any translation gains or losses are recorded in other comprehensive income / (loss).

Transactions denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies are translated into the functional currency at the exchange rates prevailing at the balance sheet date. Exchange gains and losses are included in earnings as a component of other revenues.

Translations of amounts from RMB into USD for the convenience of the reader have been calculated at the exchange rate of RMB 6.5063 per USD 1.00 on December 29, 2017, the last business day for the year ended 31 December, 2017, as published on the website of the United States Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted into U.S. dollars at such rate. The USD convenience translation is not required under U.S. GAAP and all USD convenience translation amounts in the accompanying combined and consolidated financial statements are unaudited.

Use of estimates

Use of estimates

The preparation of combined and consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the combined and consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The Group evaluates its estimates and judgments including those related to: the fair value of stock based compensation; the useful lives and recoverability of equipment and leasehold improvements and intangible assets; goodwill, the purchase price allocation and fair value of non-controlling interests with respect to business combinations; the fair value of investments; the carrying value of receivables from customers; the determination of the allowance for doubtful accounts; the liabilities for unrecognized tax benefits; indefinitely reinvested earnings; and the valuation allowance for deferred tax assets.

Derivative financial instruments

Derivative financial instruments

The Group recognizes all derivative instruments as either assets or liabilities in the balance sheet at their respective fair values.

In the normal course of business and as a comprehensive member of the Tianjin and Guangdong Exchanges, the Group enters into transactions in derivative financial instruments with customers.  As a comprehensive member of the Tianjin and Guangdong Exchanges, the Group is required to serve as the counterparty of the customer trading of precious metals through exchange-traded spot commodity contracts. The Tianjin and Guangdong Exchanges quote trading prices of the spot commodity contracts with reference to the prices from relevant international and domestic spot commodities markets. The Group does not apply hedge accounting, as all derivative financial instruments are held for trading purposes and therefore recorded at fair value with changes reflected in earnings. Contracts with customers are traded either as long or short positions and the notional amount and fair values of the contracts in a loss position are not offset against notional amount and the fair value of contracts in a gain position. Gains and losses (realized and unrealized) on all derivative financial instruments are shown as a component of trading gains / (losses), net.

In accordance with the Tianjin and Guangdong Exchanges’ requirements, the Group’s customers must meet, at a minimum, the deposit requirements established by the Tianjin and Guangdong Exchanges at which the spot commodity contracts are traded. Therefore, exchange traded spot commodity contracts generally do not give rise to significant counterparty exposure due to the cash settlement procedures for daily market movements (“variation margin”) and the deposit requirements of the Tianjin and Guangdong Exchanges. The variation margin payments represent the daily settlement of the outstanding exposure of the derivative contract. Likewise, as the counterparty to customer trades, the Group is also required to place deposits with custodian banks of the Tianjin and Guangdong Exchanges to meet the minimum deposit requirements.  Such amount placed at banks to meet the minimum deposit requirements is included in deposits with clearing organizations and restricted from withdrawal.

In 2015, 2016 and 2017, the Group traded commodity futures contracts on the Shanghai Futures Exchange to manage its exposure on spot commodity contracts and physical trading of raw silver. Commodity futures contracts are recorded at fair value with changes reflected in earnings. Gains and losses from these contracts are recorded in trading gains / (losses), net.  At the end of December 31, 2016 and 2017, the Group has no commodity futures contracts outstanding.

In 2015, the Group entered into risk and return transfer agreements with a third party fund. Gains and losses from the risk and return transfer agreements are recorded in trading gains / (losses), net.

In 2016, under the New Mechanism of Tianjin Exchange, the Group only takes the broker role in customer deals and does not take positions any more. As a result, the Group started to only earn trading commissions in Tianjin Exchange. By December 31, 2016, the New Mechanism has fully replaced the old mechanism and no trading gains / (losses) from Tianjin Exchange will be recorded from then on.

In 2017, with the termination of trading on the Guangdong Exhange and the suspension of trading on the Tianjin Exchange, there will be no more gains or losses arising from spot commodity contracts or the risk and return transfer agreements.

Entrusted bank balances held on behalf of customers

Entrusted bank balances held on behalf of customers

Entrusted bank balances held on behalf of customers is the fund that Forthright Securities receives from customers for purpose of buying or selling securities on their behalf. The fund is deposited at designated entrusted bank accounts.

Short-term investments

Short-term investments

Short-term investments mainly include available-for-sale investments (“AFS investments”) and reverse repurchase agreements. AFS investments include wealth management products issued by banks, fund investments and trust investments managed by licensed asset management companies. These investments are recorded at fair value. Unrealized holding gains and losses on AFS investments, net of the related tax effect, are excluded from earnings and are reported as a separate component of accumulated other comprehensive income until realized. Realized gains and losses from the sale of AFS investments are determined on a specific-identification basis and are recorded as trading gains / (losses). Reverse repurchase agreements are recorded at amortized cost, adjusted for the amortization or accretion of premiums or discounts. Interest and investment income are recognized when earned.

Revenue recognition

Revenue recognition

Revenue is recognized when all of the following conditions are met: persuasive evidence of an arrangement exists, delivery has occurred or services have been rendered, the price is fixed or determinable and collectability is reasonably assured. These criteria as they relate to each of the following major revenue generating activities are described below.

(i)	Commissions and fees

Commissions and fees are recorded on a trade-date basis. The Group earns trading commissions, spread fees and overnight fees from its operation on Tianjin and Guangdong Exchanges, which are settled on a daily basis. The Group earns trading commissions from its operation on Shanghai Exchange and the Futures Commodity Exchanges, which are settled on a monthly basis. Cash rebates on trading commissions and overnight fees offered by the Group to its customers are recorded as a reduction of revenue.

(ii)	Trading gains / (losses)

Trading gains / (losses) consist of realized and unrealized gains and losses from exchange-traded spot commodity contracts, commodity futures contracts and risk and return transfer agreements, the realized gains from trading of physical commodities, and realized gains and losses from the sale of AFS investments, all presented on a net basis.  Changes in fair value in relation to spot commodity contracts, commodity futures contracts and risk and return transfer agreements are recorded in trading gains / (losses), net on a daily basis as disclosed in the accounting policy of derivative financial instruments. Trading gains / (losses) on physical commodities are recognized when title passes and measured by the difference between the acquisition cost of the commodity and the cash received or receivable.

(iii)	Interest and investment income

Interest income is recognized at the effective interest rate. Investment income is recognized when earned.

(iv)	Other revenues

Other revenues primarily consist of gain on disposal of subsidiaries, income from sales of application services, sales of silver products, government grants, awards from the Exchanges and value-added-tax (“VAT”) refund.

Gain on disposal of subsidiaries is recognized when the substantive control over the subsidiaries is transferred and the disposal consideration is received or there is a reasonable assurance that they will be received.

Sales of application services comprise the sales of a license subscription bundled with customer support service during the license period. Revenue from sales of application services are recognized ratably over the term of the arrangement which is generally 1 year. During the period of the arrangement, the customer does not have the contractual right to take possession of the software at any time.

Sales of silver products are recognized when goods are delivered at the customers’ premises which are taken to be the point in time when the customer has accepted the goods and the related risks and rewards of ownership. Revenue excludes value added tax.

Government grants are recognized when there is reasonable assurance that they will be received and that the Group will comply with the conditions attaching to them. Grants that compensate the Group for expenses incurred are deducted in reporting the related expenses on a systematic basis in the same periods in which the expenses are incurred.

Awards from the Exchanges and VAT refund are recognized when earned and there is reasonable assurance that they will be received and amounts can be reasonably estimated.

Equipment and leasehold improvements

Equipment and leasehold improvements

Equipment and leasehold improvements are stated at cost. Depreciation is provided on a straight-line basis using estimated useful lives of three to five years. Leasehold improvements are amortized over the shorter of the economic useful life of the improvement or the term of the lease.

Advertising and promotion expenses

Advertising and promotion expenses

Advertising expenses represent expenses for placing advertisements on television, radio and newspaper, as well as on Internet websites and search engines. Promotion expenses represent commissions paid to sales agents for bringing in new customers. Advertising and promotion cost are expensed as incurred.

Defined contribution plan

Defined contribution plan

Pursuant to relevant PRC regulations, the Group is required to make contributions to various defined contribution plans organized by municipal and provincial PRC governments. The contributions are made for each PRC employee at statutory rates as determined by local social security bureau. Contributions to the defined contribution plans are charged to the consolidated statements of income.  The Group has no obligations for payment of pension benefits associated with the plans beyond the amount it is required to contribute.

Stock based compensation

Stock based compensation

The Group measures the cost of employee services received in exchange for an award of equity instruments based on the grant-date fair value of the award and recognizes the cost over the period the employee is required to provide service in exchange for the award, which generally is the vesting period. The Group recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award, net of estimated forfeitures, provided that the cumulative amount of compensation cost recognized at any date at least equals to the portion of the grant-date value of such award that is vested at that date. Forfeiture rates are estimated based on historical and future expectations of employee turnover rates. Stock compensation expense, when recognized, is recorded as expense with the corresponding entry to additional paid-in capital. During 2017 the Company has adopted ASU 2016-09 which did not have any impact in the Company’s financial statements. In accordance with ASU 2016-09, the Company has made the accounting policy election to continue to estimate forfeitures based upon historical occurrences.

Income taxes

Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided to reduce the carrying amount of deferred tax assets if it is considered more likely than not that some portion or all of the deferred tax assets will not be realized. The Group recognizes the effect of income tax positions only if those positions are more likely than not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50 percent likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Group presents any interest or penalties related to an underpayment of income taxes as part of its income tax expense.

Provisions and contingent liabilities

Provisions and contingent liabilities

Liabilities for loss contingencies arising from claims, assessments, litigation, fines, and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred.

Goodwill and Intangible Assets

Goodwill and Intangible Assets

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination that are not individually identified and separately recognized. Indefinite-lived intangible assets are assets that are not amortized as there is no foreseeable limit to cash flows generated from them. Intangible assets with finite useful lives are amortized over their estimated useful lives in the method that reflect the pattern in which the economic benefits of the intangible assets are consumed.

Impairment of Goodwill

Impairment of Goodwill

The Company assesses goodwill for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events.

The Company has the option to assess qualitative factors first to determine whether it is necessary to perform the two-step test. If the Company believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the two-step quantitative impairment test described above is required. Otherwise, no further testing is required. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. In performing the two-step quantitative impairment test, the first step compares the carrying amount of the reporting unit to the fair value of the reporting unit based on either quoted market prices of the ordinary shares or estimated fair value using a combination of the income approach and the market approach. If the fair value of the reporting unit exceeds the carrying value of the reporting unit, goodwill is not impaired and the Company is not required to perform further testing. If the carrying value of the reporting unit exceeds the fair value of the reporting unit, then the Company must perform the second step of the impairment test in order to determine the implied fair value of the reporting unit’s goodwill. The fair value of the reporting unit is allocated to its assets and liabilities in a manner similar to a purchase price allocation in order to determine the implied fair value of the reporting unit goodwill. If the carrying amount of the goodwill is greater than its implied fair value, the excess is recognized as an impairment loss.

Long-Lived Assets

Long-Lived Assets

Long-lived assets, such as property, plant, and equipment, and purchased intangible assets subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group be tested for possible impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary.

Treasury Stock

Treasury Stock

The Company accounts for treasury stock using the cost method. Under this method, the cost incurred to purchase the shares is recorded in the treasury stock account on the consolidated balance sheets. At retirement, the ordinary shares account is charged only for the aggregate par value of the shares. The excess of the acquisition cost of treasury stocks over the aggregate par value is allocated between additional paid-in capital (up to the amount credited to the additional paid-in capital upon original issuance of the shares) and retained earnings.

Segment Reporting

Segment Reporting

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision maker. The Group has one single operating and reportable segment. (Note 30 – Segment Information)

Recently Issued Accounting Standards

Recently Issued Accounting Standards

In May 2014, the Financial Accounting Standards Board (‘‘FASB’’) issued ASU No. 2014-09, Revenue from Contracts with Customers, which outlines a comprehensive new revenue recognition model designed to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. In August 2015, the FASB issued ASU No. 2015-14 to defer the effective date to annual reporting periods (including interim reporting periods within those periods) beginning after December 15, 2017.

A company is required to disclose sufficient quantitative and qualitative information to enable users of financial statements to understand the nature, amount, timing, and uncertainty of revenue and cash flows arising from contracts with customers. Companies are permitted to adopt the standard using a retrospective transition method (i.e., restate all prior periods presented) or a cumulative effect method (i.e., recognize the cumulative effect of initially applying the guidance at the date of initial application with no restatement of prior periods). However, both methods allow companies to elect certain practical expedients on transition that will help to simplify how a company restates its contracts. The Company has determined to adopt the standard using the cumulative effect method.

The Group has evaluated the impact of this new standard, including its impact on the Group’s business processes, systems and controls, and determined it will not have a material effect on the consolidated financial statements other than additional disclosures required by the standard. The new standard will not affect the total revenues or operating earnings recognized for each contract, nor the timing of when those amounts are recognized. This is because substantially all of the Group’s contracts do not contain multiple-elements arrangement, and also the Company records revenue at a single point in time when service is delivered or completed.

In January 2016, the FASB issued ASU No. 2016-01, Financial Instruments—Overall. Amendments in ASU 2016-01 are as follows: 1) require equity investments (except those accounted for under the equity method of accounting or those that result in consolidation of the investee) to be measured at fair value with changes in fair value recognized in net income. However, an entity may choose to measure equity investments that do not have readily determinable fair values at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer; 2) simplify the impairment assessment of equity investments without readily determinable fair values by requiring a qualitative assessment to identify impairment. When a qualitative assessment indicates that impairment exists, an entity is required to measure the investment at fair value; 3) eliminate the requirement to disclose the fair value of financial instruments measured at amortized cost for entities that are not public business entities; 4) eliminate the requirement for public business entities to disclose the method(s) and significant assumptions used to estimate the fair value that is required to be disclosed for financial instruments measured at amortized cost on the balance sheet; 5) require public business entities to use the exit price notion when measuring the fair value of financial instruments for disclosure purposes; 6) require an entity to present separately in other comprehensive income the portion of the total change in the fair value of a liability resulting from a change in the instrument-specific credit risk when the entity has elected to measure the liability at fair value in accordance with the fair value option for financial instruments; 7) require separate presentation of financial assets and financial liabilities by measurement category and form of financial asset (that is, securities or loans and receivables) on the balance sheet or the accompanying notes to the financial statements; 8) clarify that an entity should evaluate the need for a valuation allowance on a deferred tax asset related to available-for-sale securities in combination with the entity’s other deferred tax assets. The new standard is effective for annual reporting periods beginning after December 15, 2017. The Group has evaluated the impact of the new standard and it will not have a material effect on the consolidated financial statements.

In February 2016, the FASB issued ASU No. 2016-02, Leases (Topic 842), which requires lessees to recognize most leases on the balance sheet. This ASU requires lessees to recognize a right-of-use asset and lease liability for all leases with terms of more than 12 months. Lessees are permitted to make an accounting policy election to not recognize the asset and liability for leases with a term of twelve months or less. The ASU does not significantly change the lessees’ recognition, measurement and presentation of expenses and cash flows from the previous accounting standard. Lessors’ accounting under the ASC is largely unchanged from the previous accounting standard. In addition, the ASU expands the disclosure requirements of lease arrangements. Lessees and lessors will use a modified retrospective transition approach, which includes a number of practical expedients. The provisions of this guidance are effective for annual periods beginning after December 15, 2018, and interim periods within those years, with early adoption permitted. The Group is in the process of evaluating the impact of adoption of this guidance on the Group’s consolidated financial statements.

In January 2017, the FASB issued ASU No. 2017-04, Intangibles—Goodwill and Other (Topic 350): Simplifying the Test for Goodwill Impairment, which requires an entity to no longer perform a hypothetical purchase price allocation to measure goodwill impairment. Instead, impairment will be measured using the difference between the carrying amount and the fair value of the reporting unit. The changes are effective for public business entities that are SEC filers, for annual and interim periods in fiscal years beginning after December 15, 2019. The Group is in the process of evaluating the impact of adoption of this guidance on the Group’s consolidated financial statements.

In January 2017, the FASB issued No. 2017-01, Business Combinations (Topic 805), effective for the annual reporting period beginning after December 15, 2017, and interim period within that period. This update clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions (or disposals) of business. The Group has evaluated the impact this new standard, and it will not have a material effect on the consolidated financial statements.

In May 2017, the FASB issued ASU 2017-09, Compensation — Stock Compensation (Topic 718) Scope of Modification Accounting” which provides guidance about which changes to the terms or conditions of a share-based payment award require an entity to apply modification accounting in Topic 718. Adoption of the Standard is required for annual and interim periods beginning after December 15, 2017 with the amendments in the update applied prospectively to an award modified on or after the adoption date. The Group has evaluated the impact of this new standard, and it will not have a material effect on the consolidated financial statements.

In July 2017, the FASB issued ASU 2017-11, “Earnings Per Share (Topic 260); Distinguishing Liabilities from Equity (Topic 480); Derivatives and Hedging (Topic 815) (“ASU 2017-11”)”, which changes the classification of certain equity-linked financial instruments (or embedded features) with down round features. It also clarifies existing disclosure requirements for equity-classified instruments. The update is effective retrospectively for annual reporting periods beginning after December 15, 2018, including interim periods within that reporting period. Early adoption is permitted for all companies in any interim or annual period. The Group is in the process of evaluating the impact of adoption of this guidance on the Group’s consolidated financial statements.

In February 2018, the FASB issued ASU 2018-03, “Technical Corrections and Improvements to Financial Instruments—Overall (Subtopic 825-10)—Recognition and Measurement of Financial Assets and Financial Liabilities” which clarifies certain aspects of the guidance issued in ASU No. 2016-01. All entities may early adopt ASU No. 2018-03 for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years, as long as they have adopted Update 2016-01. The Group has not early adopted this update and it will become effective on July 1, 2018. The Group has evaluated the impact of this new standard and it will not have material effect on the consolidated financial statements.

In addition to those described above, the FASB has issued other accounting standards, none of which are expected to have a material impact on the Group’s consolidated financial statements when adopted.